SHARE CAPITAL (Tables)	6 Months Ended
Feb. 28, 2021
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of Share Options	Average Exercise Price in CAD
Options outstanding at August 31, 2019	1,554,000	$ 2.61
Granted	1,628,500	$ 1.81
Options outstanding at August 31, 2020	3,182,500	$ 2.20
Granted	1,497,500	$ 6.58
Cancelled	(113,336)	$ 2.28
Exercised	(430,680)	$ 1.97
Options outstanding at February 28, 2021	4,135,984	$ 2.20

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Number Outstanding at February 28, 2021	Number Exercisable at February 28, 2021	Exercise Price in CAD	Average Remaining Contractual Life (Years)
1,497,500	—	$6.58	4.80
1,398,632	429,299	$2.61	3.11
1,239,852	200,852	$1.81	3.76
4,135,984	630,151		3.92